Income Taxes (Details Narrative) - CAD ($)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Major components of tax expense (income) [abstract]
Unused non-capital loss carry forwards	$ 12,026,000	$ 15,300,000	$ 14,400,000
Resource tax pools	$ 26,921,000	$ 23,800,000	$ 24,600,000
Statutory tax rate	26.25%	26.00%	26.00%
Effective tax rate	0.00%	0.00%	0.00%